UMB SCOUT FUNDS


                       Supplement dated September 5, 2007
                    to the Prospectus dated October 31, 2006
                             for the UMB Scout Funds

This Supplement updates certain information contained in the Prospectus for the UMB Scout Funds dated October 31, 2006. You should keep this Supplement with your Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.


Effective September 5, 2007, the Portfolio Managers section of the Prospectus relating to the UMB Scout Bond Fund shall be deleted in its entirety, and shall be replaced with the following text:

      Mr. Gregory E. Jerzyk is the lead manager of the UMB Bond Fund, effective September 5, 2007. Mr. Jerzyk joined UMB Bank, n. a. in April of 2007, and is Executive Vice President and Director of Portfolio Management, Trust Investments. Mr. Jerzyk has more than 25 years of investment management experience, including managing equity and fixed income portfolios for high-net-worth families, corporations and institutions. Prior to joining UMB Bank, n.a., Mr. Jerzyk was a Senior Portfolio Manager and 1st Vice President at LaSalle Bank/ABN AMRO in Chicago, Illinois from 2003-2007. Mr. Jerzyk is a graduate of Cornell College in Iowa, where he earned a bachelor's degree, and Kellogg's School of Northwestern University, where he earned his masters degree in Management.
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                                 UMB SCOUT FUNDS


                       Supplement dated September 5, 2007
                   to the Statement of Additional Information
                 dated October 31, 2006 for the UMB Scout Funds

This Supplement updates certain information contained in the Statement of Additional Information for the UMB Scout Funds dated October 31, 2006. You should keep this Supplement with your Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained free of charge by calling (800) 996-2862.


Effective September 5, 2007, the Portfolio Managers section of the Statement of Additional Information shall be revised to delete references and other information relating to J. Eric Kelley in the subsections entitled "Investments in the UMB Scout Funds" and "Other Managed Accounts."